Financial assets - Disclosure of detailed information about redeemable preference shares with no fixed redemption date (Details) - J V Finco [Member] - preference shares held in the joint venture [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Number of shares, beginning of year	132,400,000
Balance, beginning of year	$ 72,426	$ 78,299
Fair value adjustment for the year		(873)
Redemption of preferred shares during the year, shares	0
Redemption of preferred shares during the year	$ 0	(5,000)
Balance, end of year	$ 66,809	$ 72,426
Number of shares, end of year	132,400,000	132,400,000